Inventories	12 Months Ended
Feb. 28, 2017
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES:

The components of inventories are as follows:

	February 28, 2017	February 29, 2016
(in millions)
Raw materials and supplies	$149.7	$107.2
In-process inventories	1,260.1	1,218.7
Finished case goods	545.3	525.7
	$1,955.1	$1,851.6